Form N-CSR Cover	12 Months Ended
Oct. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on January 6, 2025. 1. Nuveen ESG Dividend ETF 2. Nuveen ESG Emerging Markets Equity ETF 3. Nuveen ESG International Developed Markets Equity ETF 4. Nuveen ESG Large‑Cap ETF 5. Nuveen ESG Large‑Cap Growth ETF 6. Nuveen ESG Large‑Cap Value ETF 7. Nuveen ESG Mid‑Cap Growth ETF 8. Nuveen ESG Mid‑Cap Value ETF 9. Nuveen ESG Small‑Cap ETF 10. Nuveen Dividend Growth ETF 11. Nuveen Growth Opportunities ETF 12. Nuveen Small Cap Select ETF 13. Nuveen Winslow Large‑Cap Growth ESG ETF We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024